Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses	12 Months Ended
Dec. 31, 2012
Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses [Abstract]
Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses
Reserve for Future Policy Benefits and Unpaid Losses and Loss Adjustment Expenses
Property and Casualty Insurance Products Unpaid Losses and Loss Adjustment Expenses
A rollforward of liabilities for unpaid losses and loss adjustment expenses follows:

	For the years ended December 31,
	2012	2011	2010
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	$21,550	$21,025	$21,651
Reinsurance and other recoverables	3,033	3,077	3,441
Beginning liabilities for unpaid losses and loss adjustment expenses, net	18,517	17,948	18,210
Add provision for unpaid losses and loss adjustment expenses
Current year	7,274	7,420	6,768
Prior years	(4)	367	(196)
Total provision for unpaid losses and loss adjustment expenses	7,270	7,787	6,572
Less payments
Current year	2,882	3,181	2,952
Prior years	4,216	4,037	3,882
Total payments	7,098	7,218	6,834
Ending liabilities for unpaid losses and loss adjustment expenses, net	18,689	18,517	17,948
Reinsurance and other recoverables	3,027	3,033	3,077
Ending liabilities for unpaid losses and loss adjustment expenses, gross	$21,716	$21,550	$21,025

As of December 31, 2012 and 2011, property and casualty insurance products reserves were discounted by a total of $538 and $542, respectively. The current accident year benefit from discounting property and casualty insurance products reserves was $48 in 2012, $58 in 2011 and $46 in 2010. The slight reduction in discount benefit in 2012 as compared to 2011 is due to a continued reduction in the discount rate, reflecting a lower risk-free rate of return over this period. The growth in discounting benefit in 2011 as compared to 2010 was due to growth in the workers' compensation line of business, tempered by a reduction in the discount rate, reflecting a lower risk-free rate of return over this period. Accretion of discounts for prior accident years totaled $52 in 2012, $38 in 2011, and $26 in 2010. For annuities issued by the Company to fund certain workers’ compensation indemnity payments where the claimant has not released the Company of its obligation, the Company has recorded annuity obligations totaling $834 as of December 31, 2012 and $867 as of December 31, 2011.
In the opinion of management, based upon the known facts and current law, the reserves recorded for the Company’s property and casualty insurance products at December 31, 2012 represent the Company’s best estimate of its ultimate liability for losses and loss adjustment expenses related to losses covered by policies written by the Company. However, because of the significant uncertainties surrounding reserves, and particularly asbestos and environmental exposures, it is possible that management’s estimate of the ultimate liabilities for these claims may change and that the required adjustment to recorded reserves could exceed the currently recorded reserves by an amount that could be material to the Company’s results of operations, financial condition and liquidity. For a further discussion, see Note 13.
Examples of current trends affecting frequency and severity include increases in medical cost inflation rates, the changing use of medical care procedures, the introduction of new products and changes in internal claim practices. Other trends include changes in the legislative and regulatory environment over workers’ compensation claims and evolving exposures to claims relating to molestation or abuse and other mass torts. In the case of the reserves for asbestos exposures, factors contributing to the high degree of uncertainty include inadequate loss development patterns, plaintiffs’ expanding theories of liability, the risks inherent in major litigation, and inconsistent emerging legal doctrines. In the case of the reserves for environmental exposures, factors contributing to the high degree of uncertainty include expanding theories of liabilities and damages, the risks inherent in major litigation, inconsistent decisions concerning the existence and scope of coverage for environmental claims, and uncertainty as to the monetary amount being sought by the claimant from the insured.
The following table presents (favorable) unfavorable prior accident years reserve development:

	For the years ended December 31,
	2012	2011	2010
Auto liability	$(25)	$(97)	$(169)
Homeowners	(32)	(1)	23
Professional liability	40	29	(88)
Package business	(20)	(76)	(19)
Workers’ compensation	78	171	(70)
General liability	(87)	(40)	(108)
Fidelity and surety	(9)	(7)	(5)
Commercial property	(8)	(4)	(16)
Net asbestos reserves	48	294	189
Net environmental reserves	10	26	67
All other non-A&E	—	—	11
Uncollectible reinsurance	—	—	(30)
Change in workers' compensation discount, including accretion	52	38	26
Catastrophes	(66)	37	11
Other reserve re-estimates, net	15	(3)	(18)
Total prior accident years development	$(4)	$367	$(196)

Net favorable reserve development in 2012 primarily included the following:

•	a release of general liability reserves, for accident years 2006 to 2008;

•	a release of catastrophes, primarily related to the 2001 World Trade Center worker's compensation claims;

•	partially offset by a strengthening of reserves for workers’ compensation reserves, for accident years 2009 to 2011; and

•	also offset by a strengthening of asbestos and environmental reserves.
Net unfavorable reserve development in 2011 primarily included the following:

•	a strengthening of reserves for workers’ compensation reserves, for accident years 2008 to 2010;

•	a strengthening of asbestos and environmental reserves;

•	partially offset by a release of auto liability claims for accident years 2006 to 2010; and

•	also offset by a release of package business liability coverages in accident years 2005 to 2009.
Net favorable reserve development in 2010 primarily included the following:

•	a release of reserves for auto liability, claims, for accident years 2002 to 2009;

•	a release of reserves for professional liability claims, for accident years 2004 to 2008;

•	a release of general liability claims, primarily related to accident years 2005 to 2008;

•	a release of workers’ compensation reserves related to accident years 2006 and 2007; and

•	partially offset by a strengthening of asbestos and environmental reserves.
Life Insurance Products Unpaid Losses and Loss Adjustment Expenses
A rollforward of liabilities, primarily from group disability products, for unpaid losses and loss adjustment expenses follows:

	For the years ended December 31,
	2012	2011	2010
Beginning liabilities for unpaid losses and loss adjustment expenses, gross	$6,547	$6,388	$6,131
Reinsurance recoverables	233	209	213
Beginning liabilities for unpaid losses and loss adjustment expenses, net	6,314	6,179	5,918
Add provision for unpaid losses and loss adjustment expenses
Current year	2,989	3,196	3,260
Prior years	52	98	70
Total provision for unpaid losses and loss adjustment expenses	3,041	3,294	3,330
Less payments
Current year	1,460	1,524	1,552
Prior years	1,600	1,635	1,517
Total payments	3,060	3,159	3,069
Ending liabilities for unpaid losses and loss adjustment expenses, net	6,295	6,314	6,179
Reinsurance recoverables	252	233	209
Ending liabilities for unpaid losses and loss adjustment expenses, gross	$6,547	$6,547	$6,388

The decrease in the provision for unpaid losses and loss adjustment expenses is due to favorable claim terminations, particularly on long-term disability and group life.
The liability for future policy benefits and unpaid losses and loss adjustment expenses is as follows:

	2012	2011
Group life term, disability and accident unpaid losses and loss adjustment expenses	$6,547	$6,547
Group life other unpaid losses and loss adjustment expenses	206	213
Individual life unpaid losses and loss adjustment expenses	173	134
Future policy benefits	12,350	12,572
Future policy benefits and unpaid losses and loss adjustment expenses	$19,276	$19,466